Intangible Assets - Balance and changes in intangible assets (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) yr	Dec. 31, 2017 BRL (R$) yr	Dec. 31, 2016 BRL (R$) yr
Summary of intangible assets [line items]
Intangible assets, fair value CBLSA retrospective effect	R$ 75,404
Intangible assets, beginning	2,238,042	R$ 1,891,636	R$ 3,293,935
Intangible assets, additions	237,593	221,960	118,657
Intangible assets, amortization	(99,334)	(71,223)	(70,776)
Intangible assets, transfer	(1,424)	2,382	(4,631)
Intangible assets, write-offs and disposals	(15,487)	(3)	(2,749)
Intangible assets, effect of foreign currency exchange rate variation	9,168	2,253	(11,203)
Opening balance CBLSA	797
Intangible assets opening balance TEAS		191,037
Intangible assets, ending balance	2,369,355	2,238,042	1,891,636
Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning	3,727,473	3,371,599
Intangible assets, ending balance		3,727,473	3,371,599
Increase (decrease) due to application of IFRS 15 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 15 adoption and reclassifications	(1,564,835)
Intangible assets, additions		R$ (1,479,963)
Cost [member]
Summary of intangible assets [line items]
Weighted average useful life (years) | yr		39
Intangible assets, fair value CBLSA retrospective effect	75,404
Intangible assets, beginning	2,876,574	R$ 2,449,697	5,511,288
Intangible assets, additions	237,593	221,960	118,657
Intangible assets, transfer	(1,608)	2,379	(169,057)
Intangible assets, write-offs and disposals	(17,555)	(3,151)	(3,315)
Intangible assets, effect of foreign currency exchange rate variation	10,006	3,960	(14,613)
Opening balance CBLSA	846
Intangible assets opening balance TEAS		201,729
Intangible assets, ending balance	3,105,856	2,876,574	2,449,697
Cost [member] | Goodwill [member]
Summary of intangible assets [line items]
Intangible assets, fair value CBLSA retrospective effect	(53,866)
Intangible assets, beginning	1,524,291	1,454,484	1,456,179
Intangible assets, write-offs and disposals			(1,695)
Opening balance CBLSA	797
Intangible assets opening balance TEAS		69,807
Intangible assets, ending balance	R$ 1,525,088	R$ 1,524,291	R$ 1,454,484
Cost [member] | Software [member]
Summary of intangible assets [line items]
Weighted average useful life (years) | yr	5	5	5
Intangible assets, beginning	R$ 853,079	R$ 641,691	R$ 539,522
Intangible assets, additions	223,964	207,703	99,734
Intangible assets, transfer	(1,258)	2,447	7,601
Intangible assets, write-offs and disposals	(15,401)	(1,193)	(7)
Intangible assets, effect of foreign currency exchange rate variation	2,053	2,431	(5,159)
Opening balance CBLSA	49
Intangible assets, ending balance	R$ 1,062,486	R$ 853,079	R$ 641,691
Cost [member] | Technology [member]
Summary of intangible assets [line items]
Weighted average useful life (years) | yr	5	5	5
Intangible assets, beginning	R$ 32,617	R$ 32,617	R$ 32,617
Intangible assets, ending balance	R$ 32,617	R$ 32,617	R$ 32,617
Cost [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Weighted average useful life (years) | yr	10	10	10
Intangible assets, beginning	R$ 55,069	R$ 43,258	R$ 36,588
Intangible assets, additions	11,117	13,837	7,303
Intangible assets, transfer		(68)
Intangible assets, write-offs and disposals	(2,154)	(1,958)	(633)
Intangible assets, ending balance	R$ 64,032	R$ 55,069	R$ 43,258
Cost [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Weighted average useful life (years) | yr	8	6	5
Intangible assets, fair value CBLSA retrospective effect	R$ 14,478
Intangible assets, beginning	142,669	R$ 125,539	R$ 3,278,487
Intangible assets, additions	690		11,013
Intangible assets, transfer	(350)		(170,698)
Intangible assets, effect of foreign currency exchange rate variation	(20)
Intangible assets opening balance TEAS		17,130
Intangible assets, ending balance	142,989	142,669	125,539
Cost [member] | Brands [member]
Summary of intangible assets [line items]
Intangible assets, beginning	113,543	112,936	120,944
Intangible assets, effect of foreign currency exchange rate variation	7,028	607	(8,008)
Intangible assets, ending balance	R$ 120,571	113,543	R$ 112,936
Cost [member] | Trademark rights [member]
Summary of intangible assets [line items]
Weighted average useful life (years) | yr	39
Intangible assets, fair value CBLSA retrospective effect	R$ 114,792
Intangible assets, beginning	114,792
Intangible assets opening balance TEAS		114,792
Intangible assets, ending balance	R$ 114,792	R$ 114,792
Cost [member] | Others [member]
Summary of intangible assets [line items]
Weighted average useful life (years) | yr	10	10	4
Intangible assets, beginning	R$ 40,514	R$ 39,172	R$ 46,951
Intangible assets, additions	1,822	420	607
Intangible assets, transfer			(5,960)
Intangible assets, write-offs and disposals			(980)
Intangible assets, effect of foreign currency exchange rate variation	945	922	(1,446)
Intangible assets, ending balance	43,281	40,514	39,172
Cost [member] | Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning	6,946,358	5,975,474
Intangible assets, ending balance		6,946,358	5,975,474
Cost [member] | Previously stated [member] | Goodwill [member]
Summary of intangible assets [line items]
Intangible assets, beginning	1,578,157	1,454,484
Intangible assets, ending balance		1,578,157	1,454,484
Cost [member] | Previously stated [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning	853,079	641,691
Intangible assets, ending balance		853,079	641,691
Cost [member] | Previously stated [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning	32,617	32,617
Intangible assets, ending balance		32,617	32,617
Cost [member] | Previously stated [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	55,069	43,258
Intangible assets, ending balance		55,069	43,258
Cost [member] | Previously stated [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning	4,273,379	3,651,316
Intangible assets, ending balance		4,273,379	3,651,316
Cost [member] | Previously stated [member] | Brands [member]
Summary of intangible assets [line items]
Intangible assets, beginning	113,543	112,936
Intangible assets, ending balance		113,543	112,936
Cost [member] | Previously stated [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning	40,514	39,172
Intangible assets, ending balance		40,514	39,172
Cost [member] | Increase (decrease) due to application of IFRS 15 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 15 adoption and reclassifications	(4,145,188)
Intangible assets, additions		(3,525,777)
Cost [member] | Increase (decrease) due to application of IFRS 15 [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 15 adoption and reclassifications	(4,145,188)
Intangible assets, additions		(3,525,777)
Accumulated amortization [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(638,532)	(558,061)	(2,217,353)
Intangible assets, amortization	(99,334)	(71,223)	(70,776)
Intangible assets, transfer	184	3	164,426
Intangible assets, write-offs and disposals	2,068	3,148	566
Intangible assets, effect of foreign currency exchange rate variation	(838)	(1,707)	3,410
Opening balance CBLSA	(49)
Intangible assets opening balance TEAS		(10,692)
Intangible assets, ending balance	(736,501)	(638,532)	(558,061)
Accumulated amortization [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(456,799)	(396,702)	(350,760)
Intangible assets, amortization	(79,845)	(59,579)	(49,380)
Intangible assets, transfer	59	(5)	(2)
Intangible assets, write-offs and disposals	28	1,191	7
Intangible assets, effect of foreign currency exchange rate variation	(832)	(1,704)	3,433
Opening balance CBLSA	(49)
Intangible assets, ending balance	(537,438)	(456,799)	(396,702)
Accumulated amortization [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(32,541)	(32,469)	(31,256)
Intangible assets, amortization	(72)	(72)	(1,213)
Intangible assets, ending balance	(32,613)	(32,541)	(32,469)
Accumulated amortization [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(21,292)	(19,568)	(16,979)
Intangible assets, amortization	(4,679)	(3,689)	(3,148)
Intangible assets, transfer		8
Intangible assets, write-offs and disposals	2,040	1,957	559
Intangible assets, ending balance	(23,931)	(21,292)	(19,568)
Accumulated amortization [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(96,704)	(86,012)	(1,802,989)
Intangible assets, amortization	(10,018)		(9,200)
Intangible assets, transfer	125		164,511
Intangible assets opening balance TEAS		(10,692)
Intangible assets, ending balance	(106,597)	(96,704)	(86,012)
Accumulated amortization [member] | Trademark rights [member]
Summary of intangible assets [line items]
Intangible assets, amortization	(3,182)
Intangible assets, ending balance	(3,182)
Accumulated amortization [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(31,196)	(23,310)	(15,369)
Intangible assets, amortization	(1,538)	(7,883)	(7,835)
Intangible assets, transfer			(83)
Intangible assets, effect of foreign currency exchange rate variation	(6)	(3)	(23)
Intangible assets, ending balance	(32,740)	(31,196)	(23,310)
Accumulated amortization [member] | Previously stated [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(3,218,885)	(2,603,875)
Intangible assets, ending balance		(3,218,885)	(2,603,875)
Accumulated amortization [member] | Previously stated [member] | Software [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(456,799)	(396,702)
Intangible assets, ending balance		(456,799)	(396,702)
Accumulated amortization [member] | Previously stated [member] | Technology [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(32,541)	(32,469)
Intangible assets, ending balance		(32,541)	(32,469)
Accumulated amortization [member] | Previously stated [member] | Commercial property rights [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(21,292)	(19,568)
Intangible assets, ending balance		(21,292)	(19,568)
Accumulated amortization [member] | Previously stated [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(2,677,057)	(2,131,826)
Intangible assets, ending balance		(2,677,057)	(2,131,826)
Accumulated amortization [member] | Previously stated [member] | Others [member]
Summary of intangible assets [line items]
Intangible assets, beginning	(31,196)	(23,310)
Intangible assets, ending balance		(31,196)	R$ (23,310)
Accumulated amortization [member] | Increase (decrease) due to application of IFRS 15 [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 15 adoption and reclassifications	2,580,353
Intangible assets, additions		2,045,814
Accumulated amortization [member] | Increase (decrease) due to application of IFRS 15 [member] | Distribution rights asset [member]
Summary of intangible assets [line items]
Intangible assets, IFRS 15 adoption and reclassifications	R$ 2,580,353
Intangible assets, additions		R$ 2,045,814